Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property and equipment, net
Total					¥ 33,301
Accumulated depreciation					(14,335)
Property and equipment, net	$ 2,915				18,966
Depreciation expenses	$ 887	¥ 5,769
Office furniture and equipment
Property and equipment, net
Total					1,187
Computer equipment
Property and equipment, net
Total					6,930
Servers and network equipment
Property and equipment, net
Total					17,991
Leasehold improvements
Property and equipment, net
Total					¥ 7,193
Predecessor
Property and equipment, net
Total			¥ 14,454
Accumulated depreciation			(9,863)
Property and equipment, net			4,591
Depreciation expenses			4,637	¥ 3,650
Predecessor | Office furniture and equipment
Property and equipment, net
Total			860
Predecessor | Computer equipment
Property and equipment, net
Total			3,380
Predecessor | Servers and network equipment
Property and equipment, net
Total			4,145
Predecessor | Leasehold improvements
Property and equipment, net
Total			¥ 6,069